Other non-current assets	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Other non-current assets	Other non-current assets
See accounting policies in notes 38(J)(i)-(ii) and (L)(i).

	2023	2022
Deposits and prepayments	$743,173	$1,292,462
The balances are classified as non-current assets as they are either expected to be (i) recovered or recognized as expense after one year, or (ii) capitalized as property, plant and equipment after the end of the reporting period.